Major maintenance provision (Tables)	12 Months Ended
Dec. 31, 2024
Major maintenance provision.
Schedule of composition and changes of major maintenance provision

	December 31,							December 31, 2024
	2023		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	2,119,281	Ps.	389,112	(1)	Ps.	(224,230)	Ps.	555,498	Ps.	1,728,665

	December 31,							December 31, 2023
	2022		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	1,990,718	Ps.	550,085	(1)	Ps.	(421,522)	Ps.	629,683	Ps.	1,489,598

	December 31,							December 31, 2022
	2021		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	1,741,733	Ps.	646,948	(1)	Ps.	(397,963)	Ps.	949,197	Ps.	1,041,521
(1)

Includes Ps.160,440, Ps.201,688 and Ps.174,871, recognized as interest cost in the consolidated statement of income and other comprehensive income, for the unwinding effect of the present value calculation as of December 31, 2024, 2023 and 2022, respectively.